OPERATING EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
OPERATING EXPENSES
Schedule of operating expense main components

	Years ended December 31,
	2024	2023	2022
Employee benefit expenses and severance payments	Profit (loss)
Salaries, social security expenses and benefits	(869,742)	(1,036,579)	(1,066,452)
Severance indemnities	(130,363)	(61,168)	(147,644)
Other employee expenses	(23,650)	(22,564)	(24,609)
	(1,023,755)	(1,120,311)	(1,238,705)
Fees for services, maintenance, materials and supplies
Maintenance and materials	(307,654)	(292,186)	(313,277)
Fees for services	(238,361)	(267,553)	(282,069)
Directors and Supervisory Committee’s fees	(4,442)	(3,652)	(4,503)
	(550,457)	(563,391)	(599,849)

Taxes and fees with the Regulatory Authority
Turnover tax	(168,872)	(170,237)	(182,839)
Regulatory Entity Fees	(84,586)	(85,017)	(94,816)
Municipal taxes	(41,201)	(45,567)	(51,971)
Other taxes and fees	(30,963)	(43,657)	(50,066)
	(325,622)	(344,478)	(379,692)
Cost of equipment
Inventory balance at the beginning of the year	(71,636)	(47,048)	(45,421)
Plus:
Purchases	(207,360)	(291,420)	(255,879)
Others	13,719	24,945	20,025
Less:
Inventory balance at the end of the year	68,228	71,636	47,048
	(197,049)	(241,887)	(234,227)
Other operating expenses	Profit (loss)
Legal Claims and contingent liabilities	(18,014)	(46,937)	(80,644)
Rentals and internet capacity	(29,146)	(26,212)	(28,211)
Energy, water and other services	(104,743)	(84,669)	(89,562)
Postage, freight and travel expenses	(29,051)	(32,891)	(34,801)
Other	(19,898)	(16,254)	(13,941)
	(200,852)	(206,963)	(247,159)
Depreciation, amortization and impairment of Fixed Assets
Depreciation of PP&E	(998,031)	(1,185,795)	(1,348,046)
Amortization of intangible assets	(116,261)	(191,432)	(194,278)
Amortization of Rights of use assets	(198,158)	(156,150)	(147,487)
Impairment of Fixed Assets (*)	1,106	(683)	(1,669,121)
	(1,311,344)	(1,534,060)	(3,358,932)

(*)In 2022 includes $(1,653,965) million corresponding to the impairment of goodwill of the CGU Telecom.

Schedule of operating expenses disclosed per function

	Operating	Administration	Commercialization	Other	Total	Total	Total
Concept	costs	costs	costs	expenses	12.31.2024	12.31.2023	12.31.2022
Employee benefit expenses and severance payments	(550,132)	(212,588)	(261,035)	—	(1,023,755)	(1,120,311)	(1,238,705)
Interconnection costs and other telecommunication charges	(118,525)	—	—	—	(118,525)	(132,385)	(152,276)
Fees for services, maintenance, materials and supplies	(219,004)	(116,053)	(215,400)	—	(550,457)	(563,391)	(599,849)
Taxes and fees with the Regulatory Authority	(321,088)	(2,758)	(1,776)	—	(325,622)	(344,478)	(379,692)
Commissions and advertising	—	—	(232,226)	—	(232,226)	(262,627)	(299,503)
Cost of equipment	(197,049)	—	—	—	(197,049)	(241,887)	(234,227)
Programming and content costs	(239,016)	—	—	—	(239,016)	(252,980)	(310,185)
Bad debt expenses	—	—	(85,217)	—	(85,217)	(97,236)	(124,382)
Other operating expenses	(132,932)	(34,958)	(32,962)	—	(200,852)	(206,963)	(247,159)
Depreciation, amortization and impairment of Fixed Assets	(1,057,047)	(169,143)	(86,260)	1,106	(1,311,344)	(1,534,060)	(3,358,932)
Total as of 12.31.2024	(2,834,793)	(535,500)	(914,876)	1,106	(4,284,063)
Total as of 12.31.2023	(3,138,631)	(580,226)	(1,036,777)	(684)		(4,756,318)
Total as of 12.31.2022	(3,458,373)	(651,381)	(1,166,035)	(1,669,121)			(6,944,910)

Schedule of Future minimum lease payments on non cancellable operating lease agreements

	Less than		More than 5
	1 year	1‑5 years	years	Total
2024	6,318	9,405	5,108	20,831
2023	3,844	8,401	3,229	15,474
2022	4,427	902	—	5,329